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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/21 – 6/30/22

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2021 - 06/30/2022
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

=Invesco AMT-Free Municipal Income Fund=========================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco California Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Environmental Focus Municipal Fund=====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco High Yield Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Intermediate Term Municipal Income Fund================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Limited Term California Municipal Fund=================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Limited Term Municipal Income Fund=====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Municipal Income Fund==================================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco New Jersey Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Pennsylvania Municipal Fund============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Rochester (R) AMT-Free New York Municipal Fund=========================

Nassau County Industrial Development Agency

Ticker:                      Security ID: 63166UAQ4
Meeting Date: AUG 13, 2021   Meeting Type: Written Consent
Record Date: JUL 13, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept, Against For       For          Management
       = Reject; Abstain Votes Do Not Count)
2     Elect Not to Release or to Give a Relea None      For          Management
      se to The Released Parties Other Than T
      he 2014 Bond Trustee, Consenting Holder
      s as of The Voting Deadline, and Member
       Pursuant to Section 11 of The Plan (Fo
      r = Do Not Release, Against Or Abstain
      = Opt To Release)

=Invesco Rochester (R) Limited Term New York Municipal Fund=====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Rochester (R) Municipal Opportunities Fund=============================

Delta Air Lines, Inc.

Ticker: DAL                  Security ID: 247361702
Meeting Date: JUN 16, 2022   Meeting Type: Annual
Record Date: APR 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Edward H. Bastian        For       For          Management
1b    Elect Director Francis S. Blake         For       For          Management
1c    Elect Director Ashton B. Carter         For       For          Management
1d    Elect Director Greg Creed               For       For          Management
1e    Elect Director David G. DeWalt          For       For          Management
1f    Elect Director William H. Easter, III   For       For          Management
1g    Elect Director Leslie D. Hale           For       For          Management
1h    Elect Director Christopher A. Hazleton  For       For          Management
1i    Elect Director Michael P. Huerta        For       For          Management
1j    Elect Director Jeanne P. Jackson        For       For          Management
1k    Elect Director George N. Mattson        For       For          Management
1l    Elect Director Sergio A. L. Rial        For       Against      Management
1m    Elect Director David S. Taylor          For       For          Management
1n    Elect Director Kathy N. Waller          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Report on Lobbying Payments and Policy  Against   For          Shareholder

--------------------------------------------------------------------------------

General Motors Company

Ticker: GM                   Security ID: 37045V100
Meeting Date: JUN 13, 2022   Meeting Type: Annual
Record Date: APR 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mary T. Barra            For       For          Management
1b    Elect Director Aneel Bhusri             For       For          Management
1c    Elect Director Wesley G. Bush           For       For          Management
1d    Elect Director Linda R. Gooden          For       For          Management
1e    Elect Director Joseph Jimenez           For       Against      Management
1f    Elect Director Judith A. Miscik         For       For          Management
1g    Elect Director Patricia F. Russo        For       Against      Management
1h    Elect Director Thomas M. Schoewe        For       For          Management
1i    Elect Director Carol M. Stephenson      For       For          Management
1j    Elect Director Mark A. Tatum            For       For          Management
1k    Elect Director Devin N. Wenig           For       For          Management
1l    Elect Director Margaret C. Whitman      For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Reduce Ownership Threshold for Sharehol Against   Against      Shareholder
      ders to Call Special Meeting
5     Require Independent Board Chair         Against   Against      Shareholder
6     Report on the Use of Child Labor in Con Against   Against      Shareholder
      nection with Electric Vehicles

--------------------------------------------------------------------------------

Nassau County Industrial Development Agency

Ticker:                      Security ID: 63166UAQ4
Meeting Date: AUG 13, 2021   Meeting Type: Written Consent
Record Date: JUL 13, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept, Against For       For          Management
       = Reject; Abstain Votes Do Not Count)
2     Elect Not to Release or to Give a Relea None      For          Management
      se to The Released Parties Other Than T
      he 2014 Bond Trustee, Consenting Holder
      s as of The Voting Deadline, and Member
       Pursuant to Section 11 of The Plan (Fo
      r = Do Not Release, Against Or Abstain
      = Opt To Release)

=Invesco Rochester (R) New York Municipals Fund=================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date     August 4, 2022

*	Please print the name and title of the signing officer below the signature.